Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits (Detail)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	87.37%	86.39%
Weighted average [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	88.63%	81.57%
Maximum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	92.77%	87.13%
Minimum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	85.50%	71.49%